Commitments and Contingencies - Narrative (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Rent expense paid to third parties	$ 2.0	$ 1.2	$ 1.7	$ 0.7
Chicago Office
Lessee, Lease, Description [Line Items]
Rent expense for sublease arrangements	$ 0.0	$ 0.0	$ 0.3	$ 0.1